Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The fair value for the Warrants was estimated $.12 for each warrant to purchase one share of common stock using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected Volatility (i)	22%
Expected Dividend Yield	0%
Expected Life (Term) (ii)	2.5 years
Risk-Free Interest Rate	0.39%

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of similar companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance with Staff Accounting Bulletin (“SAB”) Topic 14.02 in accordance with SAB 110.

The fair value for all options and warrants was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected Volatility (i)	35-42%
Expected Dividend Yield	0%
Expected Life (Term) (ii)	3 – 5.75 years
Risk-Free Interest Rate	0.42% - 0.98%

The options that the Company granted under its plans expire at various times, either five, seven or ten years from the date of grant, depending on the particular grant.

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of similar companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance with Staff Accounting Bulletin (“SAB”) Topic 14.02 in accordance with SAB 110.

The fair value for these options and warrants for all years was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	The Year Ended December 31, 2012	The Period September 29, 2011 to December 31, 2011
Expected Volatility (i)	39-40%	35-42%
Expected Dividend Yield	0%	0%
Expected Life (Term) (ii)	4-5 years	3 – 5.75 years
Risk-Free Interest Rate	0.70 – 0.80%	0.42% - 0.98%

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance Staff accounting bulletin (“SAB”) Topic 14.02 in accordance with SAB no. 110.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s stock options for the Current Six Months is as follows:

		Weighted-Average
	Options	Exercise Price
Outstanding at January 1, 2013	345,000	$4.54
Granted	-	-
Canceled	-	-
Exercised	-	-
Expired/Forfeited	(125)	-
Outstanding at June 30, 2013	344,875	$4.55
Exercisable at June 30, 2013	214,233	$4.63

Summary of the Company’s stock options for the year ended December 31, 2012 and for the period September 29, 2011 to December 31, 2011 are as follows:

		Weighted-Average
	Options	Exercise Price
Outstanding at September 29, 2011	-	$-
Granted	267,125	5.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	267,125	5.00
Granted	105,500	3.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	(27,625)	(3.06)
Outstanding and expected to vest at December 31, 2012	345,000	$4.54
Exercisable at December 31, 2012	174,858	$5.00

Schedule of Share-based Compensation, Stock Warrant Activity [Table Text Block]
A summary of the Company’s warrants for the Current Six Months is as follows:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at January 1, 2013	1,132,043	$2.47
Granted (See private offering of equity securities above)	312,500	5.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at June 30, 2013 and expected to vest.	1,444,543	$3.01
Exercisable at June 30, 2013	1,394,543	$2.94

A summary of the Company’s warrants for the year ended December 31, 2012 and for the period September 29, 2011 to December 31, 2011 is as follows:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at September 29, 2011	1,065	$0.52
Granted	1,268,478	1.88
Canceled	-	-
Exercised	(50,000)	(0.01)
Expired/Forfeited	-	-
Outstanding at December 31, 2011	1,219,543	1.95
Granted	75,000	5.50
Canceled	-	-
Exercised	(162,500)	(0.01)
Expired/Forfeited	-	-
Outstanding at December 31, 2012	1,132,043	$2.47
Exercisable at December 31, 2012	1,082,043	$2.35

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of the Company’s restricted stock for the Current Six Months is as follows:

	Restricted Shares	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2013	964,607	$3.00
Granted	1,399,750	3.86
Canceled	-	-
Vested	(16,868)	3.00
Expired/Forfeited	-	-
Outstanding at June 30, 2013	2,347,489	$3.51

A summary of the Company’s restricted stock for the year ended December 31, 2012 and for the period September 29, 2011 to December 31, 2011 is as follows:

	Restricted Shares	Weighted- Average Grant Date Fair value
Outstanding at September 28, 2011	-	$-
Granted	17,125	3.34
Canceled	-	-
Vested	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	17,125	3.34
Granted	1,544,943	3.00
Canceled	-	-
Vested	(596,586)	3.00
Expired/Forfeited	(875)	3.34
Outstanding at December 31, 2012	964,607	$3.00

Schedule Of Common Stock Repurchased [Table Text Block]
The following table provides information with respect to purchases by the Company of shares of its common stock during the fiscal 2012. There were no purchases of its common stock by the Company for the period September 29, 2011 to December 31, 2011.

Date	Total Number of Shares Purchased (a)	Average Price Paid per Share	Number of Shares Purchased as Part of Publically Announced Plan	Fair value of re-purchased shares
November 15, 2012	218,163	$3.00	-	$654,000
December 1, 2012	18,870	3.00	-	56,000
Total	237,033	$3.00	-	$710,000

(a)
All of the shares in the proceeding table were originally granted to employees and directors as restricted stock pursuant to the Company’s Plan. The shares reflected above were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors on the vesting of restricted stock.